LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES	LEASES
The Company`s leases include offices for its facilities worldwide, as well as cars and other equipment leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right-of-use assets and liabilities calculations if it was reasonably certain that the Company will exercise the option. The Company entered into sublease agreement for certain leased office space and the amount of sublease income for the year ended December 31, 2023, 2022 and 2021 was $25, zero and zero, respectively.

	December 31, 2023	December 31, 2022
Operating lease cost	$3,598	$4,163
Short-term lease cost	165	165
Variable lease cost	170	120
Total lease cost	$3,933	$4,448

	December 31, 2023	December 31, 2022

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases, net:	$2,976	$5,946

Supplemental cash flow information related to operating leases:
Adoption of "Leases (Topic 842)"	$—	$8,857
Right-of-use assets obtained in exchange for new operating lease liabilities:	$363	$16,636
Adjustment to lease liabilities upon the resolution of contingent lease payments	$(1,460)	$3,796

Weighted average remaining operating lease term	7.39	8.25
Weighted average discount rate operating lease	6.04%	5.65%
The following table outlines maturities of the Company’s lease liabilities as of December 31, 2023:

Operating Leases

2024	$3,489
2025	3,678
2026	3,310
2027	2,289
2028	2,322
2029 and thereafter	9,134
Total undiscounted lease payments	$24,222

Less:
Imputed interest	5,371

Present value of lease liabilities	$18,851
Rent expense for the year ended December 31, 2021 amounted to $870.